Income Taxes (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Income Taxes (Details) [Line Items]
Net operating loss carry forwards	$ 3,043,768
Federal net operating loss carry forwards	$ 3,043,768
Taxable income percentage	80.00%
Effective tax rate	26.135%
Valuation allowance	$ 1,161,745
Valuation allowance increased	$ 767,553
Domestic Research [Member]
Income Taxes (Details) [Line Items]
Amortize research and development	5.00%
Foreign Research [Member]
Income Taxes (Details) [Line Items]
Amortize research and development	15.00%